ACCOUNTS RECEIVABLE, NET - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
Schedule of accounts receivables

Components of accounts receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivables - current	17,259,003	23,347,412
Allowance for credit losses - current	(584,127)	(685,231)
Accounts receivable, net - current	16,674,876	22,662,181

Summary of allowance for credit losses related to accounts receivable

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	293,360	323,071	584,127
Addition	91,948	394,285	181,771
Reversal	(24,213)	(114,770)	(76,956)
Write off	(38,024)	(18,459)	(3,711)
At end of year	323,071	584,127	685,231

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	1,139	562	—
Reversal	(577)	(562)	—
At end of year	562	—	—